Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Jun. 24, 2016	Oct. 31, 2015	Oct. 31, 2014
C000008015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 16,106	$ 16,106	$ 16,106	$ 16,106	$ 13,590	$ 13,014	$ 15,616	$ 13,750	$ 12,985	$ 11,600	$ 11,638	$ 10,618		$ 10,186	$ 10,000
Average Annual Return, Percent	18.51%	4.40%		4.88%
C000008016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 21,462	$ 21,462	21,462	$ 21,462	16,856	15,602	19,244	14,838	14,032	12,490	12,479	10,494		10,135	10,000
Average Annual Return, Percent	27.32%	8.87%		7.94%
C000008017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,761	$ 13,761	13,761	$ 13,761	12,039	11,743	13,911	13,116	12,420	11,129	11,200	10,654		10,203	10,000
Average Annual Return, Percent	14.31%	2.07%		3.24%
C000008018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 18,663	$ 18,663	18,663	$ 18,663	15,188	14,294	17,389	14,327	13,530	12,058	12,068	10,573		10,171	10,000
Average Annual Return, Percent	22.87%	6.64%		6.44%
C000008019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 20,463	$ 20,463	20,463	$ 20,463	16,494	15,525	19,669	15,670	14,022	12,440	12,373	10,579		10,203	10,000
Average Annual Return, Percent	24.07%	7.85%		7.42%
C000008020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 16,108	$ 16,108	16,108	$ 16,108	13,062	11,633	15,448	11,842	12,075	10,881	11,918	9,635		9,511	10,000
Average Annual Return, Percent	23.32%	5.93%		4.88%
C000094038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 16,245	$ 16,245	16,245	$ 16,245	13,168	11,709	15,537	11,891	12,119	10,908	11,937	9,646		9,513	10,000
Average Annual Return, Percent	23.37%	6.04%		4.97%
C000094038 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	23.36%	6.05%		4.96%
C000094037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 16,197	$ 16,197	16,197	$ 16,197	13,132	11,689	15,513	11,880	12,113	10,905	11,935	9,646		9,512	10,000
Average Annual Return, Percent	23.34%	5.98%		4.94%
C000094036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 8,122,330.205	$ 8,122,330.205	8,122,330.205	$ 8,122,330.205	6,583,666.528	5,856,740.92	7,770,740.777	5,949,339.924	6,063,944.303	5,458,269.591	5,971,597.418	4,824,456.453		4,758,209.047	5,000,000
Average Annual Return, Percent	23.37%	6.02%		4.97%
C000094039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 162,660,635	$ 162,660,635	162,660,635	$ 162,660,635	131,840,163	117,263,355	155,583,084	119,102,149	121,382,655	109,254,431	119,511,801	96,536,975		95,183,355	100,000,000
Average Annual Return, Percent	23.38%	6.03%		4.99%
C000170278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Select Shares
Account Value	$ 5,494,761,236	$ 5,494,761,236	$ 5,494,761,236	$ 5,494,761,236	4,452,162,184	3,959,301,848	5,251,654,284	4,019,197,706	4,094,841,383	3,684,892,707	4,029,893,333	3,254,477,016	$ 3,000,000,000
Average Annual Return, Percent	23.42%	6.06%	7.51%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,080	$ 32,080	$ 32,080	$ 32,080	23,247	21,447	25,823	17,923	16,296	14,371	13,486	10,880		10,440	10,000
Average Annual Return, Percent	37.99%	14.51%		12.36%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	$ 11,593	11,593	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641		10,196	10,000
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Income Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Composite Index
Account Value	$ 14,084	$ 14,084	14,084	$ 14,084	12,310	11,968	14,146	13,326	12,544	11,222	11,278	10,707		10,228	10,000
Average Annual Return, Percent	14.42%	2.34%		3.48%
STAR Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STAR Composite Index
Account Value	$ 20,427	$ 20,427	20,427	$ 20,427	16,403	15,349	18,325	14,836	13,788	12,291	12,174	10,591		10,208	10,000
Average Annual Return, Percent	24.53%	8.18%		7.40%
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	$ 16,492	$ 16,492	$ 16,492	13,252	11,840	15,713	11,999	12,256	11,023	12,020	9,731	$ 3,000,000,000	9,642	10,000
Average Annual Return, Percent	24.45%	6.12%	7.52%	5.13%
Conservative Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Growth Composite Index
Account Value	$ 16,556	$ 16,556	$ 16,556	$ 16,556	13,937	13,310	15,903	13,994	13,119	11,697	11,714	10,675		10,222	10,000
Average Annual Return, Percent	18.78%	4.76%		5.17%
Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Composite Index
Account Value	$ 22,237	$ 22,237	22,237	$ 22,237	17,392	16,057	19,683	15,140	14,217	12,617	12,566	10,559		10,185	10,000
Average Annual Return, Percent	27.85%	9.36%		8.32%
Moderate Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Growth Composite Index
Account Value	$ 19,278	$ 19,278	$ 19,278	$ 19,278	$ 15,640	$ 14,680	$ 17,754	$ 14,603	$ 13,678	$ 12,163	$ 12,144	$ 10,625		$ 10,208	$ 10,000
Average Annual Return, Percent	23.26%	7.10%		6.78%